Income Taxes - Deferred tax asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred assets
Operating loss carryforwards - United States	$ 3,806,000	$ 1,892,000
Allowance for doubtful accounts	137,000	165,000
Inventory reserve	312,000	628,000
Financing leases	1,845,000	553,000
Intangible assets	483,000	238,000
Property and equipment	3,158,000	578,000
Capital loss carryforward	310,000	627,000
Share based compensation	58,000	26,000
Total Deferred tax assets	10,109,000	4,707,000
Less valuation allowance	(6,638,000)	(1,535,000)
Net deferred tax assets	3,471,000	3,172,000
Deferred tax liabilities
Related party management fee receivables	654,000	594,000
Note Receivable	1,130,000	1,083,000
Total deferred tax liabilities	1,784,000	1,677,000
Net deferred asset/(tax liabilities)	$ 1,687,000	$ 1,495,000